SCHEDULE OF ACCOUNTS RECEIVABLE, NET (Details) $ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Credit Loss [Abstract]
Accounts receivable		$ 19,310	$ 25,386
Less: Allowance for credit loss		(3,053)	(3,642)	$ (4,240)
Accounts receivable, net	$ 11,899	$ 16,257	$ 21,744